Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Interest income withdrew			$ 2,037,054		$ 741,802
Income tax			$ 1,295,252
Statutory tax rate	25.00%	21.00%	25.00%	25.00%	21.00%
Warrants sold to purchase Class A common stock			20,655,000		20,655,000
Federal depository insurance coverage			$ 250,000		$ 250,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Other technical percentage			30.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Other technical percentage			50.00%